Fair Value Measurements	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements

The following table presents information about the Company’s assets that are measured on a recurring basis as of September 30, 2018 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Cash and marketable securities held in Trust Account	$348,672,786	$—	$—

None of the balance in the Trust Account was held in cash as of September 30, 2018. As of December 31, 2017, the total balance of $345,000,000 in the Trust Account was held in cash.